Derivative Instruments - Summary of Cumulative Hedging Adjustments and the Carrying Amount of Assets (Liabilities) Designated in Fair Value Hedges (Detail) - Fair Value Hedges [Member] - Long-term Debt Securities [Member] - USD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Carrying amount of the hedged assets (liabilities), Long-term debt	$ 23,195
Cumulative hedging Adjustment included in the carrying amount of the hedged assets (liabilities)	$ 35	$ (27)